CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [abstract]
Net income	¥ 78,897	¥ 70,418	¥ 59,444
Items that may not be reclassified subsequently to profit or loss
Equity investments at fair value through other comprehensive income	(53)
Total items that maynot be reclassified subsequently to profit or loss	(53)
Items that may be reclassified subsequently to profit or loss
Share of other comprehensive income /(loss) of associates and joint ventures	(229)	1,053	45
Available-for-sale securities		(57)	(24)
Cash flow hedges	(9,741)	(1,580)	2,014
Foreign currency translation differences	3,399	(3,792)	4,298
Total items that may be reclassified subsequently to profit or loss	(6,571)	(4,376)	6,333
Total other comprehensive income	(6,624)	(4,376)	6,333
Total comprehensive income for the year	72,273	66,042	65,777
Attributable to:
Owners of the Company	54,000	47,763	53,724
Non-controlling interests	18,273	18,279	12,053
Total comprehensive income for the year	¥ 72,273	¥ 66,042	¥ 65,777